Summary Of Significant Accounting Policies (10K)	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and with the Securities and Exchange Commission (the "Commission") instructions to this Quarterly Report on Form 10-Q and Article 10 of Regulation S-X for interim financial statements. In the opinion of management, the accompanying financial statements include all adjustments, consisting only of normal recurring items necessary for their fair presentation in conformity with GAAP. Interim results are not necessarily indicative of results for a full year. The information included in this Quarterly Report on Form 10-Q should be read in conjunction with our audited financial statements as of December 31, 2010 and related notes thereto, included in our Annual Report on Form 10-K filed with the Commission on March 30, 2011.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments purchased with original maturities of three months or less.

Prepaid Expense

Prepaid expense consists of an escrow fee paid, and will be amortized to general and administrative expenses over the one-year term of the escrow period.

Organization and Offering Costs

Organization costs are expensed as incurred and offering costs are deferred and will be charged against gross proceeds of the offering. Organization and offering costs are to be reimbursed by the Company to the Advisor on an amortized basis over a period of five years commencing with the completion of the offering period, one year following the end of the escrow period.

The escrow period is defined as the period of time investors' funds will be held in an interest-bearing escrow account with Wells Fargo Bank, N.A., an independent third-party escrow agent, until we (i) receive purchase orders for at least 1,000,000 shares of our common stock and (ii) authorize the release to us of funds in the escrow account, at which time we will commence our operations. Funds in escrow will be invested in short-term investments that can be readily sold or otherwise disposed of for cash without any significant risk of dissipation of the offering proceeds invested. If we do not sell a minimum of 1,000,000 shares of common stock in our primary offering within one year of the commencement of the offering, or October 20, 2011, we will terminate the offering and funds will promptly be returned to all subscribing investors with interest, except for de minimis interest. Even if we sell the minimum of 1,000,000 shares of common stock in our primary offering within one year of the commencement of the offering, interest will be paid on all escrowed funds unless (i) the minimum offering amount is achieved on the first day we commence the offering or (ii) the total amount of interest payable is lower than the costs and expenses to the company associated with any such payment, which we refer to as "de minimis interest." Our primary offering will extend for a period of one year following the end of the escrow period.

Income Taxes

The Company intends to elect to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, and to operate as such beginning with its second taxable year, which ends on December 31, 2011. As a REIT, the Company generally will not be subject to federal income taxes on net income that it distributes to stockholders. The Company intends to make timely distributions sufficient to satisfy the annual distribution requirements. If the Company fails to qualify as a REIT in any taxable year without the benefit of certain relief provisions, the Company will be subject to federal income tax on its taxable income at regular corporate income tax rates. Even if the Company qualifies for taxation as a REIT, the Company may be subject to certain state and local taxes on its income, property or net worth and federal income and excise taxes on its undistributed income.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between financial statement carrying amounts and their respective tax basis. A valuation allowance is established for uncertainties relating to realization of deferred tax assets. As of June 30, 2011, the Company had deferred tax assets totaling $102,260 related to temporary differences for our organizational and pre-operational general and administrative costs which are capitalized for tax purposes. A valuation allowance was recorded on these deferred tax assets due to current uncertainty of realization.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically, and the effects of revision are reflected in the period they are determined to be necessary.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments purchased with original maturities of three months or less.

Prepaid Expense

Prepaid expense consists of an escrow fee paid, and will be amortized to general and administrative expenses over the one year term of the escrow period.

Organization and Offering Costs

Organization costs are expensed as incurred and offering costs are deferred and will be charged against gross proceeds of the offering. Organization and offering costs are to be reimbursed by the Company to the Advisor on an amortized basis over a period of five years commencing with the completion of the offering period, one year following the end of the escrow period.

The escrow period is defined as the period of time investors' funds will be held in an interest-bearing escrow account with Wells Fargo Bank, N.A., an independent third-party escrow agent, until the Company (i) receive purchase orders for at least 1,000,000 shares of its common stock and (ii) authorizes the release to the Company of funds in the escrow account, at which time the Company will commence its operations. Funds in escrow will be invested in short-term investments that can be readily sold or otherwise disposed of for cash without any significant risk of dissipation of the offering proceeds invested. If the Company does not sell a minimum of 1,000,000 shares of common stock in our primary offering within one year of the commencement of the offering, or October 20, 2011, it will terminate the offering and funds will promptly be returned to all subscribing investors with interest, except for de minimis interest. Even if the Company sells the minimum of 1,000,000 shares of common stock in our primary offering within one year of the commencement of the offering, interest will be paid on all escrowed funds unless (i) the minimum offering amount is achieved on the first day the Company commences the offering or (ii) the total amount of interest payable is lower than the costs and expenses to the Company associated with any such payment, which we refer to as "de minimis interest." The Company's primary offering will extend for a period of one year following the end of the escrow period.

Income Taxes

Following its initial tax year, the Company intends to qualify as a REIT under the Internal Revenue Code of 1986, as amended. As a REIT, the Company generally will not be subject to federal income taxes on net income that it distributes to stockholders. The Company intends to make timely distributions sufficient to satisfy the annual distribution requirements. If the Company fails to qualify as a REIT in any taxable year without the benefit of certain relief provisions, the Company will be subject to federal income tax on its taxable income at regular corporate income tax rates. Even if the Company qualifies for taxation as a REIT, the Company may be subject to certain state and local taxes on its income, property or net worth and federal income and excise taxes on its undistributed income.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between financial statement carrying amounts and their respective tax basis. A valuation allowance is established for uncertainties relating to realization of deferred tax assets. As of December 31, 2010 the Company had deferred tax assets totaling $55,234 related to temporary differences for our organizational and pre-operational general and administrative costs which are capitalized for tax purposes. A valuation allowance was recorded on these deferred tax assets due to current uncertainty of realization.

Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically, and the effects of revision are reflected in the period they are determined to be necessary.